Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2009
Prospectus

Effective July 1, 2009, the following information replaces the biographical information for Gavin Baker in the Fund Management section on page 21.

Kristina Salen is manager of VIP Telecommunications Portfolio, which she has managed since July 2009. She also manages other Fidelity funds. Ms. Salen joined Fidelity Investments in 2006 as a research analyst. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

VIPFCI-09-03 June 5, 2009 1.765122.139

Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2009
Prospectus

Effective July 1, 2009, the following information replaces the biographical information for Gavin Baker in the Fund Management section on page 21.

Kristina Salen is manager of VIP Telecommunications Portfolio, which she has managed since July 2009. She also manages other Fidelity funds. Ms. Salen joined Fidelity Investments in 2006 as a research analyst. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

VIPINVF-09-03 June 5, 2009 1.824639.118